Share-based Payments - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2022 USD ($) yr $ / shares shares	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2019	Mar. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Number of shares available for future grants | shares	3,317,713
Number of shares issued upon exercise of share options and RSUs | shares	547,704	768,563	780,420
Share-based compensation expense	$ 44,165,000	$ 38,230,000	$ 37,520,000
PSUs [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	three years
Unrecognized compensation cost related to unvested other equity instruments	$ 9,763,000
Weighted average grant date fair value	73.46	68.05	52.14
Aggregate intrinsic value of share units exercised	14,958,000	22,207,000	20,333,000
Total grant date fair value of units vested	$ 13,599,000	$ 13,049,000	$ 10,154,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 77.89	$ 69.10	$ 59.65
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.6
Share-based options [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term		10 years
Share-based options [member] | Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years
Restricted share units (RSUs) [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share-based incentive plan - term	10 years
Vesting period	four years
Weighted average grant date fair value	$ 0	$ 0	$ 0
Number of other equity instruments issued in share-based payment arrangement		1,850
RSUs dependent on non-market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 8,397,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	2.7
Weighted average grant date fair value	$ 74.14	$ 43.26	56.23
Aggregate intrinsic value of share units exercised	23,194,000	20,354,000	26,522,000
Total grant date fair value of units vested	$ 18,240,000	$ 15,912,000	$ 16,213,000
Weighted average share price of share units exercised other equity instruments | $ / shares	$ 78.95	$ 66.77	$ 61.03
Incremental cost recognized in the current year in respect of such modified RSUs	$ 0
Number of other equity instruments issued in share-based payment arrangement	295,441	362,795
RSUs dependent on market performance condition [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Unrecognized compensation cost related to unvested other equity instruments	$ 0
Additional cost as a result of modification in respect of modified share awards	1,185,000
Incremental cost recognized in the current year in respect of such modified RSUs		$ 3,000
Number of other equity instruments issued in share-based payment arrangement		0
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 1,205,000	$ 8,973,000	$ 285,000
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 74.18	$ 72.75	$ 56.97
RSUs related total shareholders return [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Total grant date fair value of options vested	$ 5,338,000	$ 7,651,000	$ 0
Unrecognized compensation cost related to unvested other equity instruments	$ 6,405,000
Expected weighted average period for recognition of compensation cost other equity instruments | yr	1.9
Weighted average grant date fair value	$ 78.80	$ 35.22	63.10
Number of other equity instruments issued in share-based payment arrangement	154,110	314,771
Share-based compensation expense	$ 5,892,000	$ 5,213,000
Share based compenation by share based award equity other than options aggregate instrinsic value excercised	$ 1,201,000	$ 1,413,000	$ 0
Weighted average exercise price of other equity instruments exercised or vested in share-based payment arrangement | $ / shares	$ 78.97	$ 74.20	$ 0
RSUs BBBEE Program In South Africa [member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Vesting period	four years	four years
Number of other equity instruments issued in share-based payment arrangement	1,135	11,400	3,365	14,250	32,050
Share-based compensation expense	$ 324,000	$ 871,000
Unamortized Share based compensation	$ 3,483,000